UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    MERRILL LYNCH BANK SUISSE, S.A.
Address: 13 route de Florissant
         1211 Geneve 3, Switzerland


13F File Number: 028-05561


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Greg Satnarine            Thierry Widmer
Title: Manager                   Deputy Manager
Phone: 41 22 703 18 29           41 22 703 15 65

Signature, Place and Date of Signing:

__________________           ________________
/s/ Greg Satnarine          /s/Thierry Widmer
Signatures

1211 Geneve 3, Switzerland
November 7, 2005


Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-03554          MERRILL LYNCH AND CO., INC.